PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	$ 3,989,783	$ 1,387,986
Additions	2,913,209	3,028,331
Disposals	(2,030,083)
Depreciation	(292,388)	(426,534)
Carrying amount, ending balance	4,580,521	3,989,783
At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	4,578,475
Carrying amount, ending balance	5,461,603	4,578,475
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(588,692)
Carrying amount, ending balance	(881,082)	(588,692)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	2,822,765	922,118
Additions	2,005,366	2,077,794
Disposals	(2,030,083)
Depreciation	(49,510)	(177,147)
Carrying amount, ending balance	2,748,538	2,822,765
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	3,034,599
Carrying amount, ending balance	3,009,884	3,034,599
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(211,834)
Carrying amount, ending balance	(261,346)	(211,834)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	1,167,018	465,868
Additions	907,843	950,537
Disposals	0
Depreciation	(242,878)	(249,387)
Carrying amount, ending balance	1,831,983	1,167,018
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	1,543,876
Carrying amount, ending balance	2,451,719	1,543,876
Right-of-use Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying value, beginning balance	(376,858)
Carrying amount, ending balance	$ (619,736)	$ (376,858)